Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (21,952,893)	$ (6,457,703)	$ (16,219,296)	$ (31,328,711)	$ (14,422,070)
Adjustment to reconcile net loss to net cash used in operating activities:
Equity in losses of investment		3,782	12,643	7,564	3,692
Bad debt	174,794	(10,516)	72,832	556,890	1,094,507
Stock-based compensation expense	304,237	503,379	1,197,589	2,070,359	1,166,130
Loss on write off of fixed assets				1,045,179
Gain on forgiveness of PPP loan				(2,234,730)
Amortization of deferred contract cost	113,251	118,519	228,766	492,683
Non-cash interest expense		769,773	32,727	1,009,331
Depreciation and amortization	1,993,391	1,052,882	2,007,237	5,735,150	1,315,898
Foreign currency loss (gain)	5,596	(18,801)		(3,312)
Impairment of long-lived assets	15,478,521		6,887,000	14,383,310
Gain on debt extinguishment				(186,177)
Loss on sale of fixed asset			84,835
Debt issuance costs					1,177,390
Change in fair value of convertible notes	1,433,000	1,991,272	961,273	1,365,904	(766,000)
Change in fair value of derivative liability	(18,051)	175,996	(746,852)	(248,198)	(1,962,034)
Change in fair value of contingent consideration			(993,000)		(998,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,335,939)	(177,832)	1,008,775	849,785	(1,621,262)
Prepaid expenses and other current assets	178,869	236,339	(689,729)	(8,988)	(592,807)
Other assets			41,925		(58,925)
Accounts payable, accrued expenses and other current liabilities			(2,498,375)	1,610,470	1,602,751
Accounts payable and accrued liabilities	445,969	152,455
Deferred tax liabilities	(110,107)			(2,274,295)
Deferred revenue	(296,032)	286,637	(94,088)	(1,010,118)	(286,922)
Net cash used in operating activities	(3,585,394)	(1,373,818)	(8,705,738)	(8,167,904)	(14,347,652)
Cash flows from investing activities:
Developed software additions	(647,022)	(704,637)	(1,847,710)	(5,427,230)	(3,102,728)
Net cash used in investing activities	(647,022)	(704,637)	(7,139,047)	(10,485,085)	(3,598,084)
Furniture, fixtures, and equipment additions			(12,203)	(39,263)	(156,636)
Cash paid for business combinations, net of cash acquired			(5,279,134)	(5,018,592)	(88,720)
Investment in equity method investee					(250,000)
Cash flows from financing activities:
Value of shares withheld related to tax withholdings	(5,615)	(333,847)		(520,395)
Net cash used in financing activities	(5,615)	(333,847)	9,532,380	14,736,252	20,234,275
Proceeds from stock offering, net				1,828,119
Proceeds from the issuance of long term debt				18,000,000	17,164,600
Payments of principal amounts of debt
Payments on debt			(1,500,000)	(4,571,472)
Cash paid for debt issuance costs					(1,177,390)
Proceeds from the exercise of warrants					4,247,065
Proceeds from the issuance of common stock			12,000,000
Offering costs from the issuance of common stock			(967,620)
Effect of exchange rate changes on cash and restricted cash	(8,544)	(1,579)	(2,783)	18,623
Net change in cash and restricted cash	(4,246,575)	(2,413,881)	(6,315,188)	(3,898,114)	2,288,539
Cash and restricted cash - beginning of period	14,442,526	18,340,640	24,655,828	18,340,640	22,367,289
Cash and restricted cash - end of period	10,195,951	15,926,759	18,340,640	14,442,526	24,655,828
Cash paid for interest			150,000	507,941
Cash paid for taxes	5,210			10,570
Supplemental Disclosure of non-cash investing and financing activity:
Settlement of convertible notes in common stock	3,300,000	8,467,292	327,273	11,610,586
Conversion of exchangeable shares to common stock	18,620	7,803,475	4,798,271	18,038,944
Adjustment to Trellis purchase price allocation			14,300
Settlement of other liabilities in common stock	45,065	377,325		430,015
Shares issued in connection with an asset purchase				8
Assets acquired and liabilities assumed in business combinations:
Cash			445,269	527,346
Accounts receivable			917,205	1,041,912	77,505
Prepaid expenses and other current assets			596,233	408,973	27,860
Fixed assets			1,326,996	93,365	2,410
Intangible assets			3,795,000	16,933,000	8,010,000
Goodwill			25,805,615	19,451,464	20,254,309
Accounts payable and accrued liabilities			805,114	1,174,961	1,441,062
Deferred tax liabilities				2,949,586
Deferred revenue			549,311	4,301,514	31,220
Contingent consideration			604,000	6,300,000	1,387,000
Stock-based compensation capitalized as software development	12,618		100,951	36,915	87,104
Acquisition of noncontrolling interest			4,695,437
Adjustments due to the adoption of ASC 606			185,826
Vesting of restricted stock units	4		15	42
Capitalized software included in accrued expenses	1,114,108		189,198	554,127
Special voting preferred stock issued in business combination			$ 25,203,490
Fixed asset purchases accrued or in accounts payable	24,614
Shares returned in connection with 365 Cannabis acquisition	940,000
365 Cannabis working capital funds released from accrued expenses	160,000
365 Cannabis working capital adjustment funds recorded in other current assets	$ 400,000